Schedule of investments
Delaware Smid Cap Growth Fund	June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 100.08%♦
Communication Services — 4.88%
Bandwidth Class A †	373,693	$51,539,739
Match Group †	945,948	152,534,115
Take-Two Interactive Software †	275,705	48,805,299
		252,879,153
Consumer Discretionary — 14.19%
Bright Horizons Family Solutions †	0	0
Etsy †	133,346	27,447,941
Expedia Group †	488,366	79,950,398
Ollie's Bargain Outlet Holdings †	490,484	41,264,419
Planet Fitness Class A †	1,976,163	148,706,266
TopBuild †	819,565	162,093,566
Ulta Beauty †	135,015	46,684,136
YETI Holdings †	2,493,326	228,937,193
		735,083,919
Consumer Staples — 5.92%
Boston Beer Class A †	132,838	135,601,030
Performance Food Group †	3,530,105	171,174,792
		306,775,822
Healthcare — 29.68%
Exact Sciences †	1,940,867	241,269,177
Guardant Health †	819,447	101,767,123
Inari Medical †	2,447,739	228,325,094
Invitae †	5,708,575	192,550,235
Novocure †	892,915	198,066,405
Pacira BioSciences †	3,061,019	185,742,633
Progyny †	4,502,668	265,657,412
Quanterix †	2,116,539	124,156,177
		1,537,534,256
Industrials — 10.93%
Lyft Class A †	3,642,552	220,301,545
SiteOne Landscape Supply †	1,007,498	170,529,112
Trex †	1,715,920	175,384,183
		566,214,840
Technology — 34.48%
Arista Networks †	376,687	136,477,467
Avalara †	779,079	126,054,982
Bill.com Holdings †	904,763	165,734,486
Coupa Software †	208,681	54,697,377
EPAM Systems †	346,107	176,846,833
Everbridge †	730,884	99,458,695
NQ-016 [6/21] 8/21 (1751176)    1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Lattice Semiconductor †	2,165,085	$121,634,475
Marvell Technology	3,031,503	176,827,570
Monolithic Power Systems	235,859	88,081,543
Okta †	625,944	153,155,978
RingCentral Class A †	531,955	154,575,484
Shift4 Payments Class A †	1,846,647	173,067,757
Sprout Social Class A †	457,783	40,934,956
Trade Desk Class A †	1,527,076	118,134,599
		1,785,682,202
Total Common Stock (cost $3,652,486,168)		5,184,170,192

Short-Term Investments — 0.03%
Money Market Mutual Funds — 0.03%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	358,140	358,140
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	358,140	358,140
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	358,141	358,141
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	358,141	358,141
Total Short-Term Investments (cost $1,432,562)		1,432,562
Total Value of Securities—100.11% (cost $3,653,918,730)		5,185,602,754

Liabilities Net of Receivables and Other Assets—(0.11%)		(5,858,213)
Net Assets Applicable to 102,166,175 Shares Outstanding—100.00%		$5,179,744,541
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-016 [6/21] 8/21 (1751176)